Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

May 9, 2016

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Form N-1A Filing for Floating-Rate Portfolio (the “Portfolio”)

Amendment No. 17 (File No. 811-09987) (the “Amendment”)

Dear Sir or Madam:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective Registration Statement on Form N-1A under the 1940 Act.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Portfolio.

The Amendment is marked to indicate changes from the Portfolio’s Amendment No. 16, which was filed with the Securities and Exchange Commission (the “SEC”) on February 25, 2016.  The Portfolio is a “master” fund in a “master-feeder” fund arrangement.  The Portfolio’s audited financial statements dated October 31, 2015 are incorporated into the Amendment by reference to a previous electronic filing with the SEC (Accession No. 0001193125-15-414299).

The Amendment is filed for the purpose of responding to comments provided by Lisa Larkin of the Staff of the Division of Investment Management of the Securities and Exchange Commission to the undersigned telephonically on April 4, 2016 and making certain other changes as marked thereon.  The comment and the Portfolio’s response are set forth as follows:

Page B-1 – Temporary Defensive Positions

1.

You state, “During unusual market conditions, the Portfolio may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be consistent with its investment objective(s) and other policies.”  Please change “consistent” to “inconsistent.”

Response:

The Portfolio’s Part B, Item 16.(d) Temporary Defense Positions will be revised to read as follows. “During unusual market conditions, the Portfolio may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.”

Tandy Representation:

The Portfolio is responsible for the adequacy and accuracy of the disclosure in each filing.  Further, the Portfolio recognizes that the Staff’s comments, or changes to the disclosure in response to Staff’s comments do not foreclose the SEC from taking any action with respect to filings.  Lastly, the Portfolio acknowledges that it may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under federal securities laws.

          Please contact me at (617) 672-8655, or fax number (617) 672-1655 if you have any questions or comments concerning the Amendment.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President